DESCRIPTION OF BUSINESS	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
DESCRIPTION OF BUSINESS

1. DESCRIPTION OF BUSINESS

Overview

TurnOnGreen, Inc., a Nevada corporation (“TOG”), through its wholly owned subsidiaries Digital Power Corporation (“Digital Power”) and TOG Technologies Inc. (“TOGT,” and together with Digital Power, the “Company”), is an emerging provider of premium power electronic and electric vehicle (EV) charging solutions. The Company designs, develops, manufactures, and sells highly engineered, feature-rich, high-grade power conversion systems and power solutions for mission-critical, life-sustaining, and lifesaving applications across a variety of sectors, particularly those operating in demanding and harsh environments.

The Company serves a broad range of markets, including defense and aerospace, medical and healthcare, industrial applications, telecommunications, e-Mobility, and OEM solutions. Our products are highly adaptive, featuring customized firmware meticulously configured to meet the specific requirements and challenges of our customers’ applications. In addition, we provide comprehensive EV charging infrastructure and subscription-based network management services for residential, fleet, hospitality, workplace, healthcare, municipal, and educational environments including universities and schools.

1. DESCRIPTION OF BUSINESS

Overview

TurnOnGreen, Inc., a Nevada corporation (“TOG”), through its wholly owned subsidiaries Digital Power Corporation (“Digital Power”) and TOG Technologies Inc. (“TOGT,” and together with Digital Power, the “Company”), is an emerging provider of premium power electronic and electric vehicle (EV) charging solutions. The Company designs, develops, manufactures, and sells highly engineered, feature-rich, high-grade power conversion systems and power solutions for mission-critical, life-sustaining, and lifesaving applications across a variety of sectors, particularly those operating in demanding and harsh environments. We serve a broad range of markets, including defense and aerospace, medical and healthcare, industrial applications, telecommunications, e-Mobility, and OEM solutions. Our products are highly adaptive, featuring customized firmware meticulously configured to meet the specific requirements and challenges of our customers’ applications. In addition, we provide comprehensive EV charging infrastructure and subscription-based charging network management services for residential, fleet, hospitality, workplace, healthcare, municipal, and educational environments including universities and schools.